9. LONG-TERM LOAN: Schedule of Long-term Loan (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Long-term loan, gross amount	$ 10,638	$ 16,902
Current portion of long-term loan	7,900	6,963
Long-term loan, less current portion	2,738	9,939
Long-term loan payment schedule - Year 1	8,370	7,821
Long-term loan payment schedule - Year 2	2,789	7,821
Long-term loan payment schedule - Year 3	0	2,607
Long-term loan, with payment schedule	11,159	18,249
Long-term loan, imputed interest	446	1,224
Long-term loan, other fees	75	123
Long-term loan, less imputed interest	$ 10,638	$ 16,902